Equity instruments	12 Months Ended
Dec. 31, 2017
Equity instruments
Equity instruments

10. Equity instruments

a)   Breakdown

The breakdown by classification and type of Equity instruments is as follows:

	12/31/2016	12/31/2017

Classification:
Financial assets held for trading	1,822	2,562
Available-for-sale financial assets	326	795
Of which:
Before allowance for impairment losses	326	795
Allowance for impairment losses	—	—
	2,148	3,357
Type:
Shares of Mexican companies	2,148	3,357
Shares of foreign companies	—	—
	2,148	3,357

As of December 31, 2016 and 2017, 3 million pesos and 7 million pesos, respectively, of equity instruments have been received as guarantees and/or collateral in connection with the securities loans transactions within Equity instruments – Financial assets held for trading (see Note 31).

As of December 31, 2016, 2 million pesos of Equity instruments, have been delivered in connection with securities loans transactions and are classified as restricted assets within Equity instruments – Financial assets held for trading.

As of December 31, 2017, 107 million pesos of Equity instruments, have been pledged in connection with securities loans transactions and are classified as restricted assets within Equity instruments – Financial assets held for trading.

Note 44.a. contains a breakdown of the remaining maturity periods of these assets.

b)   Changes

The changes in Available-for-sale – Equity instruments, disregarding the allowance for impairment losses, were as follows:

	2015	2016	2017

Beginning balance	311	348	326
Transfer to non-current assets held for sale	—	—	—
Net additions/(disposals)	41	30	472
Valuation adjustments	(4)	(52)	(3)
Amounts reclassified to consolidated income statement	—	—	—
Balance at year-end	348	326	795

Note 28.a. includes a breakdown of the valuation adjustments recognized in the consolidated other comprehensive income under Valuation adjustments - Available-for-sale financial assets.

c)   Allowance for impairment losses

As of December 31, 2016 and 2017 and during 2015, 2016 and 2017, the Bank has not recognized any impairment on Equity Instruments - Available-for-sale.